PHOENIX EQUITY SERIES FUND
                     PHOENIX-DUFF & PHELPS CORE EQUITY FUND

                       Supplement dated April 17, 2001 to
                       Prospectus dated December 15, 2000


The disclosure under the heading "Portfolio Management" on page 5 of the prospectus is hereby deleted and replaced with the following:

       Investment and trading decisions for the fund are made by a team of equity investment professionals.


         INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR
                               FUTURE REFERENCE.

PXP 2089/CEPM (04/01)